COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 03, 2020	Dec. 31, 2022	Dec. 31, 2021	Jul. 26, 2021	Dec. 31, 2020	Dec. 10, 2020
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Annual rental fee		$ 33		$ 68	$ 33	$ 20
Prepaid clinical trial expenses and deferred clinical trial costs		1,728	$ 1,728
Clinical trial expense		1,110	145
Amount of Milestone completion payment		5,568
Milestone payment for actual number of evaluable		8,636
First Agreement [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Accumulated payment on clinical research development	$ 2,907
Second Agreement [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Accumulated payment on clinical research development	$ 7,107
Non refundable payment of clinical research and development.		$ 1,728	$ 1,728